Employee future benefits (Tables)	12 Months Ended
Dec. 31, 2017
Employee Benefits [Abstract]
Disclosure of net defined benefit liability (asset)

	Defined benefit obligation		Fair value of plan assets		Net defined benefit liability
Defined benefit pension plan	2017	2016	2017	2016	2017	2016
Balance at January 1	$16,253	$15,579	$(11,282)	$(10,463)	$4,971	$5,116
Included in profit or loss
Current service cost	32	42	—	—	32	42
Interest cost (income)	658	678	(464)	(465)	194	213
Benefits payable	—	—	—	—	—	—
	690	720	(464)	(465)	226	255
Included in other comprehensive income
Remeasurements loss (gain):
Actuarial loss (gain) arising from:
Demographic assumptions	(99)	(186)	—	—	(99)	(186)
Financial assumptions	1,300	715	—	—	1,300	715
Experience adjustment	111	13	—	—	111	13
Return on plan assets excluding interest	—	—	(1,055)	(182)	(1,055)	(182)
income
Plan expenses	(55)	(30)	55	30	—	—
	1,257	512	(1,000)	(152)	257	360
Other
Contributions paid by the employer	—	—	(660)	(760)	(660)	(760)
Benefits paid	(597)	(558)	597	558	—	—
	(597)	(558)	(63)	(202)	(660)	(760)
Balance at December 31	$17,603	$16,253	$(12,809)	$(11,282)	$4,794	$4,971

18.	Employee future benefits (cont'd):

	Defined benefit obligation		Fair value of plan assets		Net defined benefit liability
Other post-retirement benefit plan	2017	2016	2017	2016	2017	2016
Balance at January 1	$196	$215	$—	$—	$196	$215
Included in profit or loss
Interest cost (income)	4	8	—	—	4	8
	4	8	—	—	4	8
Included in other comprehensive income
Remeasurements loss (gain):
Actuarial loss (gain) arising from:
Demographic assumptions	(1)	—	—	—	(1)	—
Financial assumptions	3	1	—	—	3	1
Experience adjustment	(53)	—	—	—	(53)	—
	(51)	1	—	—	$(51)	$1
Other
Contributions paid by the employer	—	—	(29)	(28)	(29)	(28)
Benefits paid	(29)	(28)	29	28	—	—
	(29)	(28)	—	—	(29)	(28)
Balance at December 31	$120	$196	$—	$—	$120	$196

	December 31, 2017	December 31, 2016
Net defined benefit pension plan liability	$4,794	$4,971
Net other post-retirement benefit plan liability	120	196
Employee future benefits	$4,914	$5,167

Disclosure of comprehensive income by plan type

Included in other comprehensive income (loss)	December 31, 2017	December 31, 2016
Defined benefit pension plan actuarial gain (loss)	$(257)	$(360)
Other post-retirement benefit plan actuarial gain (loss)	51	(1)
	$(206)	$(361)

Disclosure of fair value of plan assets	Pension plan assets comprise:

	2017	2016
Cash and cash equivalents	3%	2%
Equity securities	60%	61%
Debt securities	37%	37%
Total	100%	100%

Disclosure of defined benefit plans
The significant actuarial assumptions adopted in measuring the fair value of benefit obligations at December 31 were as follows:

		2017		2016
	Pension plan	Other benefit plan	Pension plan	Other benefit plan
Discount rate	3.60%	3.27%	4.13%	3.69%
Rate of compensation increase	n/a	n/a	n/a	n/a

18.	Employee future benefits (cont'd):
The significant actuarial assumptions adopted in determining net expense for the years ended December 31 were as follows:

		2017		2016
	Pension plan	Other benefit plan	Pension plan	Other benefit plan
Discount rate	4.13%	3.69%	4.44%	3.89%
Rate of compensation increase	n/a	n/a	n/a	n/a

Disclosure of sensitivity analysis for actuarial assumptions
The assumed health care cost trend rates applicable to the other post-retirement benefit plan at December 31 were as follows:

	2017	2016
Initial medical/dental health care cost trend rate	8.0%	8.0%
Cost trend rate declines to medical and dental	5.0%	5.0%
Year that the medical rate reaches the rate it is assumed to remain at	2022	2021
Year that the dental rate reaches the rate it is assumed to remain at	2017	2016